WARRANTS (Details 2) - Private Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Warrants Exercisable (vested) ,Beginning	3,901,201	0
Number of Warrants Granted	0	3,901,201
Number of Warrants Forfeited or Expired	0	0
Number of Warrants Exercised	0	0
Number of Warrants Outstanding	3,901,201	3,901,201
Number of Warrants Exercisable (vested) ,Endining	3,901,201	3,901,201
Weighted Average Exercise Price Exercisable (vested) ,Beginning	$ 0.58	$ 0
Weighted Average Exercise Price Warrants Granted	0	0.58
Weighted Average Exercise Price Warrants, forfeited or expired	0	0
Weighted Average Exercise Price Warrants, Exercised	0	0
Weighted Average Exercise Price Outstanding	0.03	0.58
Weighted Average Exercise Price Exercisable (vested) ,ending	$ 0.03	$ 0.58
Weiighted average contractual life granted		4 years 3 months 18 days
Weighted average contractual life Outstanding	3 years 3 months 18 days	4 years 3 months 18 days
Weighted average contractual life Warrants Exercisable (vested)	3 years 3 months 18 days	4 years 3 months 18 days
Aggregate Intrinsic value Exercisable (Vested)	$ 2,262,696	$ 0
Aggregate Intrinsic value Forfeited or Expired	0	0
Aggregate Intrinsic value Exercised	0	0
Aggregate Intrinsic value Exercisable (vested) Endining	$ 101,431	$ 2,262,696